As filed with the Securities and Exchange Commission on May 9, 2011

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	31	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 N. Towanda Avenue, Bloomington, Illinois	61701
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:  (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61701
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment (“PEA”) No.31 to the Registration Statement of Country Mutual Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 30 on Form N-1A filed April 29, 2011.  This PEA No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 30 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and the State of Illinois on May 6, 2011.

COUNTRY MUTUAL FUNDS TRUST
By: /s/ Philip T. Nelson
Name: Philip T. Nelson
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer) & Trustee	May 6, 2011
Philip T. Nelson

/s/ Alan K. Dodds	Treasurer (Principal Financial & Accounting Officer)	May 6, 2011
Alan K. Dodds

William G. Beeler*	Trustee	May 9, 2011
William G. Beeler

Charles M. Cawley*	Trustee	May 9, 2011
Charles M. Cawley

Roger D. Grace*	Trustee	May 9, 2011
Roger D. Grace

Darrel L. Oehler*	Trustee	May 9, 2011
Darrel L. Oehler

	Trustee	May __, 2011
Teresa M. Palmer

Carson H. Varner, Jr.*	Trustee	May 9, 2011
Carson H. Varner, Jr.

Robert W. Weldon*	Trustee	May 9, 2011
Robert W. Weldon

*By: /s/ James M. Jacobs		May 9, 2011
James M. Jacobs
Attorney-in-fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE